CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares
Accounts receivable, allowance for doubtful accounts	¥ 991,743		¥ 480,926
Accounts payable, consolidated VIEs	41,248,455	$ 6,367,665	40,213,660
Other taxes payable, consolidated VIEs	551,445	85,128	932,431
Advances from customers, consolidated VIEs	19,605,593	3,026,582	16,833,165
Amounts due to related parties, consolidated VIEs	77,730,267	11,999,485	6,304,956
Deferred revenue, consolidated VIEs	18,552,217	2,863,969	20,434,962
Refund of game points, consolidated VIEs	169,998,682	26,243,274	169,998,682
Warrants, consolidated VIEs	64,414,941	9,943,953
Accrued expense and other current liabilities, consolidated VIEs	35,864,424	5,536,514	41,872,851
Long-term accounts payable, consolidated VIEs			18,992,201
Long-term debt, consolidated VIEs	31,726,575	4,897,739
Convertible notes, consolidated VIEs	135,182,536	20,868,587
Deferred tax liabilities, non-current , consolidated VIEs	¥ 5,690,705	$ 878,494	¥ 5,362,427
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, shares issued | shares	23,701,601	23,701,601	23,201,601
Ordinary shares, shares outstanding | shares	23,701,601	23,701,601	23,201,601
Variable Interest Entity, Primary Beneficiary
Accounts payable, consolidated VIEs	¥ 7,292,389		¥ 15,458,464
Other taxes payable, consolidated VIEs	266,323		443,467
Advances from customers, consolidated VIEs	8,913,065		7,192,127
Amounts due to related parties, consolidated VIEs	11,865,648		7,203,895
Deferred revenue, consolidated VIEs	4,732,678		4,990,959
Refund of game points, consolidated VIEs	169,998,682		169,998,682
Warrants, consolidated VIEs	0		0
Accrued expense and other current liabilities, consolidated VIEs	19,082,615		26,346,672
Long-term accounts payable, consolidated VIEs	0		0
Long-term debt, consolidated VIEs	0		0
Convertible notes, consolidated VIEs	0		0
Deferred tax liabilities, non-current , consolidated VIEs	¥ 0		¥ 0